Other Current Assets (Details) - Schedule of other current assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Current Assets Abstract
Government institutions	$ 27	$ 100
Deposits at the Chamber of Commerce	49	54
Deferred offering expenses		56
Deferred expenses		197
Prepaid expenses	118	13
Other	31	52
Other current assets, total	$ 225	$ 472